Concentrations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Concentrations [Line Items]
Cash deposit at financial institutions (in Dollars)	$ 231,811	$ 1,363,617
China [Member]
Concentrations [Line Items]
Cash deposit at financial institutions (in Dollars)	7,895,710	5,561,070
Hong Kong [Member]
Concentrations [Line Items]
Cash deposit at financial institutions (in Dollars)	$ 1,540	$ 108
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk, percentage	10.30%	10.50%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	47.60%	69.80%	73.00%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage	28.30%	53.10%
Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	57.30%	78.20%	80.50%
Customer [Member] | Subsidiaries [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	9.70%	8.40%	7.50%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage	24.40%
Customer Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage	17.50%
Customer Four [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage	10.60%